Segments and Entity-Wide Information (Schedule of revenues by geographic area) (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 241,955	$ 199,601	$ 429,234
Total long-lived assets	[1]	100.00%		100.00%
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 107,883	54,934	$ 132,556
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		96,882	53,781	133,772
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		17,278	12,924	29,282
Korea [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		14,187	69,159	117,135
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 5,725	$ 8,803	$ 16,489
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		70.00%		66.00%
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		26.00%		29.00%
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets		4.00%		5.00%

[1]	Long-lived assets are comprised of property, plant and equipment, net, and intangible assets excluding goodwill